SHORTTERM CONVERTIBLE DEBT (Details Narrative) - USD ($)			1 Months Ended										3 Months Ended	12 Months Ended
	Apr. 03, 2020	Feb. 12, 2016	Jun. 30, 2021	May 27, 2020	May 22, 2020	Mar. 31, 2020	Jan. 16, 2020	Dec. 17, 2019	Jun. 22, 2018	May 17, 2018	May 17, 2017	May 28, 2016	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 22, 2020	Dec. 31, 2019	May 19, 2017	Dec. 07, 2016
Accrued interest													$ 74,778	$ 64,778
Outstanding remaining principal amount													400,000	400,000
Fair value of derivative liability													38,129	31,889
Unamortized debt issuance costs													5,211	(14,000)	$ (262,000)
Exercise price							$ 0.04
Warrants issued																5,000,000
Proceeds from warrant issued													400,000
Debt Issuance Costs														86,000	0
Outstanding Principal Balance													39,000	46,000	24,000
Convertable Note													161,000	161,000	0
Derivative Liabilities													(38,000)	(32,000)	(2,228,000)
Strike Price																$ 0.25
Accured Interest													232,000	261,000	1,517,000
First Tranche [Member]
Convertible note received								$ 700,000
Interest rate of lessor								24.00%
Description of variable conversion prices								The variable conversion prices equaled the lesser of: (i) the lowest trading price on the issue date, and (ii) the variable conversion price. The variable conversion price was 95% multiplied by the market price (the market price means the average of the five lowest trading prices during the period beginning on the issue date and ending on the maturity date), minus $0.04 per share, provided however that in no event could the variable conversion price be less than $0.15. If an event of default under this note occurred and/or the note was not extinguished in its entirety prior to December 17, 2020 the $0.15 price floor no longer applied
Rate of interest								10.00%
Fair value of warrants								$ 745,972
Warrants issued																	7,500,000
Warrant liability								$ 635,000
Exercise price								$ 0.20
Proceeds from warrant issued								$ 635,000
Debt issuance cost								65,000
Administrative and legal expenses								570,000
Payment to convertible promissory note								89,250
Prepayment penalty			$ 700,000					$ 350,000					350,000				$ 700,000
unamortized debt discount on warrants, balance													350,000
Matured date								Dec. 17, 2021
Second Tranche [Member]
Total Convertible note issued				$ 2,400,000.0
Convertible note received				400,000
Net payment amount				$ 313,000
Interest rate of lessor				24.00%
Description of variable conversion prices				The variable conversion prices shall equal the lesser of: (i) the lowest trading price on the issue date, and (ii) the variable conversion price. The variable conversion price shall mean 95% multiplied by the market price (the market price means the average of the five lowest trading prices during the period beginning on the issue date and ending on the maturity date), minus $0.04 per share, provided however that in no event shall the variable conversion price be less than $0.15. If an event of default under this note occurs and/or the note is not extinguished in its entirety prior to December 17, 2020 the $0.15 price shall no longer apply. The last tranche of $1.3 million will be received within 60 days of the S-1 registration statement becoming effective. The conversion price of the notes will be at market value with a minimum conversion amount of $0.15. In addition, as part of this transaction the Company was required to pay a 2.0% fee to a registered broker-dealer.
Rate of interest				10.00%
Note maturity date				May 27, 2022
Auctus Fund, LLC [Member]
Accrued interest													46,099	36,428
Outstanding remaining principal amount													161,184	161,184
Total Convertible note issued								$ 2,400,000.0
Exchange of aggregate outstanding notes													668,290
Unregistered units of our common stock													1,681,707
Default penalty													$ 48,434
Notes issued			250,000
Net proceeds			$ 100,000
Exercise price			$ 0.16
Accrues interest rate			12.00%
Description of conversion price						the lesser of: (i) the lowest Trading Price during the twenty-five (25) trading day period on the last trading prior to the issue date and (ii) the variable conversion price (55% multiplied by the market price, market price means the lowest trading price for the common stock during the twenty-five (25) trading day period ending on the latest complete trading day prior to the conversion date. Trading price is the lowest trade price on the trading market as reported. The note includes customary events of default provisions and a default interest rate of 24% per year.							The exchange price will be on a $1 for $1 basis such that Auctus will receive $2,349,997 of units consisting of common stock
Aggregate principal amount						$ 112,750
Convertible promissory note						12.00%
Troubled Debt Restructuring [Member]
Prepayment penalty								$ 350,000					$ 350,000	350,000
Convertible Debt Restructured														1,709,414
Convertable Note														700,000
Derivative Liabilities														$ 84,000
Senior Secured Promissory Note
Original Issue Discount		$ 287,500
Debt Issuance Costs		121,000,000
Interest Accrued															1,233,637
Issuance Of Debt		1,437,500										$ 87,500
Proceeds From Debt		$ 1,029,000										$ 1,525,000
Outstanding Principal Balance																			$ 1,837,500
Warrants Recieve		2,246
Convertible Debt															1,709,414
GPB
Exercise price														$ 0.20
Series F-2 Preferred Stock Issued Upon Conversion Of Debt														2,236
GPB | Senior Secured Promissory Note
Issuance Of Debt		$ 312,500
Exchange Agreement Description							we exchanged $3,360,811 of debt outstanding for the following: (1) cash payments of $1,500,000, (2) 7,185,000 warrants to purchase common stock, previously outstanding, would be exchanged for new warrants to purchase common stock shares at a strike price of $0.20 and (3) a certain amount of preferred stock shares for the remaining balance outstanding upon the final exchange date. During 2021, we made the final payments totaling $800,000 out of the total $1,500,000 and issued 2,236 shares of Series F-2 preferred stock in accordance with the terms of the agreement
GHS [Member]
Net proceeds									$ 68,000		$ 66,000
Original Issue Discount									6,000	$ 750								$ 6,000
Convertible Promissory Note									60,000	9,250				$ 50,000				$ 60,000
Debt Issuance Costs									$ 2,000	1,000
Proceeds From Debt										$ 7,500
Conversion Rate									70.00%	70.00%	60.00%
Bearing Interest Rate									20.00%	20.00%								20.00%
Interesr Rate									10.00%	8.00%	8.00%
Percent Of Outstanding Principal Balance									150.00%	150.00%								150.00%
Interestr Rate Decrease								60.00%	60.00%
GHS [Member] | June 22, 2018 [Member]
Original Issue Discount														2,000
Convertible Promissory Note														68,000
GHS [Member] | May 19 2017 [Member]
Default penalty															37,926
Convertable Note															63,520
Accured Interest															17,816
GHS [Member] | May 17 2018 [Member]
Default penalty															4,937
Convertable Note															14,187
Accured Interest															5,006
GHS [Member] | June 22 2018 [Member]
Default penalty															35,285
Convertable Note															103,285
Accured Interest															39,644
Auctus March 31 2020 Note [Member]
Convertable Note														161,000	$ 113,000
Auctus Member
Default penalty					$ 160,000									48,434
Exercise price															$ 0.16
Convertible Promissory Note								$ 2,400,000
Convertable Note					328,422
Conversion Rate						55.00%		95.00%
Bearing Interest Rate								24.00%
Lowest Trading Price								$ 0.04
Conversion Price								$ 0.15
Monthly Penalty Payment					$ 20,000
Restricted Common Stock					500,000
Warrant To Purchase Common Stock					700,000
Strike Price					$ 0.15
Last Tranche Of Covertiable Note								$ 1,300,000
Issuance And Sale Of Securities	$ 100,000					$ 112,750
Interesr Rate						12.00%
Common Stock Warrant Issued															250,000
Warrant Term															5 years
Percent Of Common Stock Outstanding						4.99%
Unamortized Debt Issuance Costs														0	$ 5,100
Accured Interest														36,428	10,260
Auctus Member | Note 2
Convertable Note					$ 89,250
Auctus Member | Note 3
Convertable Note					65,000
Auctus Member | Note 1
Convertable Note					150,000
Auctus Member | May 22, 2020 [Member]
Fair Value Of Common Stock					250,000
Fair Value Of Warrant To Purchase Common Stock					$ 196,818
Eastmated Fair Value					$ 0.281
Outstanding Balance Of Exchanged Loans					$ 40,000
Auctus Tranche 1 [Member]
Exercise price								$ 0.20
Proceeds from warrant issued								$ 635,000
Payment to convertible promissory note								89,250
Convertible Promissory Note								700,000						350,000	489,231
Debt Issuance Costs								$ 65,000
Convertable Note														0	700,000
Warrant To Purchase Common Stock								7,500,000
Interesr Rate								10.00%
Unamortized Debt Issuance Costs														0	31,146
Accured Interest														0	73,889
Maturity Date								Dec. 17, 2021
Fair Value Of Warrant								$ 745,972
Amount Allocated To The Warrant Liability								635,000
Fair Value Adjustment Of Warrants								(110,972)
Proceeds Recevied After Administrative And Legal Expenses								570,000
Prepayment Penlity								$ 350,000
Unamortized Debt Issuance Costs On Warrant														0	179,623
AuctusTranche 2 [Member]
Convertible Promissory Note														451,192	377,136
Convertable Note				$ 400,000										400,000	400,000
Derivative Liabilities														31,889
Conversion Price								$ 0.15
Interesr Rate				10.00%
Unamortized Debt Issuance Costs														13,586	47,086
Accured Interest														$ 64,778	$ 24,222
Maturity Date				May 27, 2022
Amount Paid To Company				$ 313,000
Variable Conversion Price				75.00%
Public Market Price				$ 0.50
Replaced Variable Conversion Price				80.00%
Broker Fees				2.00%